Other Income and Expenses - Summary of Details of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income And Expense [Abstract]
Gain on disposal of property and equipment	₩ 20	₩ 15	₩ 7
Miscellaneous gain	893	590	600
Total	₩ 913	₩ 605	₩ 607